SCHEDULE OF ESTIMATED AMORTIZATION CAPITALIZED SOFTWARE (Details)	Dec. 31, 2023 USD ($)
Capitalized Software
2024	$ 386,591
2025	326,062
2026	58,480
Total	$ 771,133